Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consists of LNG terminal costs and fixed assets, as follows (in thousands):

	September 30,	December 31,
	2015	2014
LNG terminal costs
LNG terminal	$13,171	$12,821
LNG terminal construction-in-process	9,187,749	6,946,242
Accumulated depreciation	(540)	(260)
Total LNG terminal costs, net	9,200,380	6,958,803
Fixed assets
Furniture and fixtures	1,154	1,154
Vehicles	1,379	854
Machinery and equipment	339	339
Other	4,358	2,292
Accumulated depreciation	(2,046)	(1,047)
Total fixed assets, net	5,184	3,592
Property, plant and equipment, net	$9,205,564	$6,962,395

PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consists of LNG terminal costs and fixed assets, as follows (in thousands):

	December 31,
	2014	2013
LNG terminal costs
LNG terminal	$12,821	$98
LNG terminal construction-in-process	6,946,242	4,412,077
Accumulated depreciation	(260)	—
Total LNG terminal costs, net	6,958,803	4,412,175
Fixed assets
Vehicles	854	309
Furniture and fixtures	1,154	10
Machinery and equipment	339	301
Other	2,292	125
Accumulated depreciation	(1,047)	(340)
Total fixed assets, net	3,592	405
Property, plant and equipment, net	$6,962,395	$4,412,580